Deposits	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Deposits
Note 7.    Deposits
(1)(2)

$ millions, as at							2023 Jan. 31	2022 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$15,289		$133,299		$87,507		$236,095	$232,095
Business and government (7)	108,928		89,375		190,922		389,225	397,188
Bank	12,306		92		12,163		24,561	22,523
Secured borrowings (8)	–		–		44,843		44,843	45,766
	$136,523		$222,766		$335,435		$694,724	$697,572
Comprises:
Held at amortized cost							$663,813	$670,770
Designated at fair value							30,911	26,802
							$694,724	$697,572
Total deposits include (9) :
Non-interest-bearing deposits
Canada							$87,898	$93,801
U.S.							14,959	17,053
Other international							6,148	6,452
Interest-bearing deposits
Canada							461,443	447,409
U.S.							83,277	92,333
Other international							40,999	40,524
							$694,724	$697,572
(1)
Includes deposits of $236.5 billion (October 31, 2022: $243.3 billion) denominated in U.S. dollars and deposits of $51.4 billion (October 31, 2022: $53.1 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $2.7 billion (October 31, 2022: $3.0 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $56.9 billion (October 31, 2022: $55.1 billion) of deposits which are subject to the bank recapitalization
(bail-in)
conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $11.4 billion (October 31, 2022: $10.6 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.